Common and Preferred Shares - Schedule of Preferred Shares (Detail) (Detail) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Nov. 27, 2018	Oct. 26, 2018	Apr. 26, 2018	Oct. 31, 2018		Oct. 31, 2017
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 29, 2019
Series 18 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						7,497,663
Amount						$ 187
Dividends declared per share				$ 0.418750		$ 0.837500
Conversion feature				-		Series 19
Initial dividend			$ 0.209375
Series 19 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						6,302,337
Amount						$ 158
Dividends declared per share				$ 0.374547		$ 0.642626
Conversion feature				-		Series 18
Initial dividend			$ 0.181788
Series 20 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						8,039,268
Amount						$ 201
Dividends declared per share				$ 0.902500		$ 0.902500
Conversion feature				-		Series 21
Initial dividend		$ 0.225625
Series 21 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						5,960,732
Amount						$ 149
Dividends declared per share				$ 0.691967		$ 0.554501
Conversion feature				-		Series 20
Initial dividend		$ 0.187403
Series 22 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				9,376,944		9,376,944
Amount				$ 234		$ 234
Dividends declared per share				$ 0.957500		$ 0.957500
Conversion feature				Series 23		Series 23
Series 23 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				2,623,056		2,623,056
Amount				$ 66		$ 66
Dividends declared per share				$ 0.736967		$ 0.600126
Conversion feature				Series 22		Series 22
Series 30 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				6,142,738		6,142,738
Amount				$ 154		$ 154
Dividends declared per share				$ 0.455000		$ 0.455000
Conversion feature				Series 31		Series 31
Series 31 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				4,457,262		4,457,262
Amount				$ 111		$ 111
Dividends declared per share				$ 0.516968		$ 0.380126
Conversion feature				Series 30		Series 30
Series 32 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				11,161,422		11,161,422
Amount				$ 279		$ 279
Dividends declared per share				$ 0.515752		$ 0.515752
Conversion feature				Series 33		Series 33
Series 33 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				5,184,345		5,184,345
Amount				$ 130		$ 130
Dividends declared per share				$ 0.601968		$ 0.465159
Conversion feature				Series 32		Series 32
Series 34 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				14,000,000		14,000,000
Amount				$ 350		$ 350
Dividends declared per share				$ 1.375000		$ 1.375000
Conversion feature				Series 35		Series 35
Series 36 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				20,000,000		20,000,000
Amount				$ 500		$ 500
Dividends declared per share				$ 1.375000		$ 1.375000
Conversion feature				Series 37		Series 37
Series 38 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				20,000,000		20,000,000
Amount				$ 500		$ 500
Dividends declared per share				$ 1.212500		$ 1.351175
Conversion feature				Series 39		Series 39
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares				12,000,000
Amount				$ 300
Conversion feature				Series 41		-
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares				104,945,767		120,745,767
Amount				$ 4,184	[1]	$ 4,579
Series 18 non-cumulative preferred shares issued on March 25,2008 [member]
Disclosure of classes of share capital [line items]
First issue date				Mar. 25, 2008
Issue price				$ 25.00
Initial dividend				$ 0.431500
Initial dividend payment date				Jul. 29, 2008
Rate reset spread				0.00%
Redemption date				Apr. 26, 2018
Redemption price				$ 25.00
Series 19 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Apr. 26, 2013
Issue price				$ 25.00
Initial dividend				$ 0.189250
Initial dividend payment date				Jul. 29, 2013
Rate reset spread				0.00%
Redemption date				Apr. 26, 2018
Redemption price				$ 25.00
Series 20 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Jun. 10, 2008
Issue price				$ 25.00
Initial dividend				$ 0.167800
Initial dividend payment date				Jul. 29, 2008
Rate reset spread				0.00%
Redemption date				Oct. 26, 2018
Redemption price				$ 25.00
Series 21 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Oct. 26, 2013
Issue price				$ 25.00
Initial dividend				$ 0.167875
Initial dividend payment date				Jan. 29, 2014
Rate reset spread				0.00%
Redemption date				Oct. 26, 2018
Redemption price				$ 25.00
Series 22 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Sep. 09, 2008
Issue price				$ 25.00
Initial dividend				$ 0.482900
Initial dividend payment date				Jan. 28, 2009
Rate reset spread				1.88%
Redemption date				Jan. 26, 2019
Redemption price				$ 25.00
Series 23 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Jan. 26, 2014
Issue price				$ 25.00
Initial dividend				$ 0.173875
Initial dividend payment date				Apr. 28, 2014
Rate reset spread				1.88%
Redemption date				Jan. 26, 2014
Redemption price				$ 25.50
Series 23 non-cumulative preferred shares1 [member]
Disclosure of classes of share capital [line items]
Redemption date				Jan. 26, 2019
Series 30 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Apr. 12, 2010
Issue price				$ 25.00
Initial dividend				$ 0.282200
Initial dividend payment date				Jul. 28, 2010
Rate reset spread				1.00%
Redemption date				Apr. 26, 2020
Redemption price				$ 25.00
Series 31 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Apr. 26, 2015
Issue price				$ 25.00
Initial dividend				$ 0.095500
Initial dividend payment date				Jul. 29, 2015
Rate reset spread				1.00%
Redemption date				Apr. 26, 2015
Redemption price				$ 25.50
Series 31 non cumulative preferred shares1 [member]
Disclosure of classes of share capital [line items]
Redemption date				Apr. 26, 2020
Series 32 Non-cumulative preferred shares issued on February one two thousand eleven [member]
Disclosure of classes of share capital [line items]
First issue date				Feb. 28, 2011
Issue price				$ 25.00
Initial dividend				$ 0.215410
Initial dividend payment date				Apr. 27, 2011
Rate reset spread				1.34%
Redemption date				Feb. 02, 2021
Redemption price				$ 25.00
Series thirty three non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Feb. 02, 2016
Issue price				$ 25.00
Initial dividend				$ 0.105690
Initial dividend payment date				Apr. 27, 2016
Rate reset spread				1.34%
Redemption date				Feb. 02, 2016
Redemption price				$ 25.50
Series thirty three non cumulative preferred shares member1 [member]
Disclosure of classes of share capital [line items]
Redemption date				Feb. 02, 2021
Series 34 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Dec. 17, 2015
Issue price				$ 25.00
Initial dividend				$ 0.497300
Initial dividend payment date				Apr. 27, 2016
Rate reset spread				4.51%
Redemption date				Apr. 26, 2021
Redemption price				$ 25.00
Series 36 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Mar. 14, 2016
Issue price				$ 25.00
Initial dividend				$ 0.508600
Initial dividend payment date				Jul. 27, 2016
Rate reset spread				4.72%
Redemption date				Jul. 26, 2021
Redemption price				$ 25.00
Series 38 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Sep. 16, 2016
Issue price				$ 25.00
Initial dividend				$ 0.441800
Initial dividend payment date				Jan. 27, 2017
Rate reset spread				4.19%
Redemption date				Jan. 27, 2022
Redemption price				$ 25.00
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date				Oct. 12, 2018
Issue price				$ 25.00
Initial dividend				$ 0.362100
Initial dividend payment date				Jan. 29, 2019
Rate reset spread				2.43%
Redemption date				Jan. 27, 2024
Redemption price				$ 25.00

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).